Goodwill (Details)	12 Months Ended
	Dec. 31, 2025 SGD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Goodwill [Abstract]
Impairment loss	$ 4,703,996	$ 3,658,135